Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 85,265	$ 5,828,548
Restricted cash and cash equivalents	1,306,463	736,667
Accounts receivable, net	98,325	280,692
Accounts receivable – related parties, net	757,343	145,399
Due from related parties	513,819
Inventories, net		25,975
Short-term investments	75,797	108,147
Prepaid expense and other current assets	150,235	528,354
Total Current Assets	2,987,247	7,653,782
Property and equipment, net	573,978	525,881
Operating lease right-of-use assets	1,161,141	1,471,899
Long-term investments	842,070	932,755
Deferred tax assets, net	117,110	981,912
Prepaid expenses – noncurrent	135,135	119,309
Security deposits	58,838	41,157
Prepayment for long-term investments	2,838,578	1,153,155
Due from related parties – noncurrent	1,141,378	818,183
Total Assets	9,855,475	13,698,033
Current Liabilities
Short-term bank loans	1,893,750	1,640,000
Accrued expenses and other current liabilities	2,909,587	1,300,803
Advance from customers	10,985	10,985
Operating lease liabilities – current portion	369,314	347,100
Due to related parties	635,893	393,424
Total Current Liabilities	5,819,529	3,692,312
Tenant security deposit	7,980	10,580
Operating lease liability – noncurrent portion	791,827	1,124,799
Total Liabilities	6,619,336	4,827,691
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 20,000,000 authorized, nil shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 authorized, 32,857,329 and 28,926,322 shares issued and outstanding as of December 31, 2022 and 2021, respectively	32,857	28,926
Additional paid-in capital	67,907,479	58,113,667
Stock subscription receivable	(1,354,440)	(2,257,400)
Accumulated deficit	(54,904,439)	(38,481,200)
Accumulated other comprehensive income	517,128	539,660
Treasury stock	(9,100,000)	(9,100,000)
Total Stockholders’ equity	3,098,585	8,843,653
Noncontrolling interest	137,554	26,689
Total Equity	3,236,139	8,870,342
Total Liabilities and Equity	$ 9,855,475	$ 13,698,033